7. Intangible Assets, Net (Sept 2019 Note)	9 Months Ended
Sep. 30, 2019
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets, Net

Note 7 – Intangible Assets, Net

The following table presents intangible asset balances at September 30, 2019 and December 31, 2018:

	September 30, 2019	December 31, 2018
Market related intangible assets	$50,000	$–
Customer relationships	90,000
Covenants-not-to-compete	5,000	–
Total cost	145,000	–
Less accumulated amortization	(16,521)	–
Intangible assets, net	$128,479	$–

Amortization expense for the nine months ended September 30, 2019 and 2018 was $16,521 and $0, respectively.

At September 30, 2019, the Company allocated and reclassified the intangible assets associated with the acquisition of AVX. As of September 30, 2019, the purchase price allocation is a preliminary and subject to change.

The estimated future amortization expense related to intangible assets is as follows:

Twelve months ending September 30,
2020	$30,500
2021	29,146
2022	28,000
2023	28,000
2024	12,833
Thereafter	–
$128,479